Long-Term Debt - Schedule of Assets Capitalized under Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Assets recorded under capital leases	$ 36.1	$ 15.7
Machinery and Equipment [Member]
Debt Instrument [Line Items]
Assets recorded under capital leases	1.3	7.9
Other [Member]
Debt Instrument [Line Items]
Assets recorded under capital leases	4.5	0.8
Building & Improvements [Member]
Debt Instrument [Line Items]
Assets recorded under capital leases	6.8	0.5
Transportation [Member]
Debt Instrument [Line Items]
Assets recorded under capital leases	15.9
Land [Member]
Debt Instrument [Line Items]
Assets recorded under capital leases	6.6	6.5
Computer Software / Hardware [Member]
Debt Instrument [Line Items]
Assets recorded under capital leases	$ 1.0